LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–48.93%
INVESTMENT COMPANIES–48.93%
Equity Funds–22.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	6,412,859	$72,433,243
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,158,537	11,902,806
LVIP SSGA S&P 500 Index Fund	1,801,778	43,289,529
LVIP SSGA Small-Cap Index Fund	429,210	11,866,357
		139,491,935
Fixed Income Fund–9.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,270,299	60,408,065
		60,408,065
International Equity Funds–16.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,436,724	24,246,085
LVIP Franklin Templeton Multi-Factor International Equity Fund	7,305,503	54,447,914
LVIP SSGA International Index Fund	2,473,847	24,144,747
		102,838,746
Total Affiliated Investments (Cost $289,312,910)		302,738,746

UNAFFILIATED INVESTMENTS–50.92%
INVESTMENT COMPANIES–50.92%
Equity Funds–21.02%
Consumer Discretionary Select Sector SPDR® Fund	71,474	11,505,885
Energy Select Sector SPDR® Fund	134,104	12,121,661
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Industrial Select Sector SPDR® Fund	116,874	$11,848,686
SPDR® Portfolio S&P 600 Small Cap ETF	966,935	35,679,901
SPDR® S&P 500 ETF Trust	123,832	52,935,703
SPDR® Gold Shares	34,520	5,918,454
		130,010,290
Fixed Income Funds–12.62%
SPDR® Portfolio Aggregate Bond ETF	373,048	9,079,988
SPDR® Portfolio Long Term Treasury ETF	335,709	8,778,791
SPDR® Portfolio TIPS ETF	1,946,302	48,346,142
SPDR® FTSE International Government Inflation-Protected Bond ETF	304,766	11,858,445
		78,063,366
International Equity Funds–6.29%
SPDR® Portfolio Developed World ex-US ETF	479,567	14,871,373
SPDR® Portfolio Emerging Markets ETF	716,680	24,058,947
		38,930,320
Money Market Fund–10.99%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	67,987,353	67,987,353
		67,987,353
Total Unaffiliated Investments (Cost $299,542,756)		314,991,329

TOTAL INVESTMENTS–99.85% (Cost $588,855,666)	617,730,075
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	951,561
NET ASSETS APPLICABLE TO 59,211,905 SHARES OUTSTANDING–100.00%	$618,681,636

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,068,375	$1,092,051	12/18/23	$—	$(23,676)
14	Euro	1,857,188	1,885,712	12/18/23	—	(28,524)
15	Japanese Yen	1,270,781	1,290,076	12/18/23	—	(19,295)
					—	(71,495)
Equity Contracts:
24	E-mini MSCI Emerging Markets Index	1,146,600	1,185,388	12/15/23	—	(38,788)
15	E-mini Russell 2000 Index	1,348,950	1,415,269	12/15/23	—	(66,319)
23	E-mini S&P 500 Index	4,974,325	5,189,253	12/15/23	—	(214,928)
10	E-mini S&P MidCap 400 Index	2,520,400	2,547,096	12/15/23	—	(26,696)
41	Euro STOXX 50 Index	1,822,318	1,845,037	12/15/23	—	(22,719)
12	FTSE 100 Index	1,123,126	1,106,176	12/15/23	16,950	—
6	Nikkei 225 Index (OSE)	1,279,176	1,313,052	12/7/23	—	(33,876)
					16,950	(403,326)
Total Futures Contracts					$16,950	$(474,821)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$302,738,746	$—	$—	$302,738,746
Unaffiliated Investment Companies	314,991,329	—	—	314,991,329
Total Investments	$617,730,075	$—	$—	$617,730,075
Derivatives:
Assets:
Futures Contract	$16,950	$—	$—	$16,950
Liabilities:
Futures Contracts	$(474,821)	$—	$—	$(474,821)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-48.93%@
Equity Funds-22.55%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$76,755,546	$12,463,200	$13,638,772	$718,019	$(3,864,750)	$72,433,243	6,412,859	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,575,264	2,034,939	2,400,000	(69,133)	(238,264)	11,902,806	1,158,537	—	—
✧✧LVIP SSGA S&P 500 Index Fund	3,170,360	43,118,270	4,520,000	249,447	1,271,452	43,289,529	1,801,778	—	—
✧✧LVIP SSGA Small-Cap Index Fund	12,625,440	1,194,658	2,240,000	126,286	159,973	11,866,357	429,210	—	—
Fixed Income Fund-9.76%@
✧✧LVIP SSGA Bond Index Fund	63,110,001	3,814,105	5,680,000	(635,476)	(200,565)	60,408,065	6,270,299	—	—
International Equity Funds-16.62%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	13,157,139	13,138,368	2,181,491	(519,688)	651,757	24,246,085	3,436,724	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	58,973,679	1,990,278	9,941,898	(146,498)	3,572,353	54,447,914	7,305,503	—	—
✧✧LVIP SSGA International Index Fund	25,782,707	627,266	3,950,000	170,369	1,514,405	24,144,747	2,473,847	—	—
Total	$266,150,136	$78,381,084	$44,552,161	$(106,674)	$2,866,361	$302,738,746		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4